Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2023
Property Plant And Equipment [Abstract]
Schedule of Property, Plant and Equipment

The following table summarizes the key classifications of property, plant and equipment as of June 30, 2023 (Successor) and December 31, 2022 (Predecessor):

	June 30, 2023 (Successor)	December 31, 2022 (Predecessor)
Furniture and Equipment, gross	$253	$368
Accumulated Depreciation	(4)	(216)
Furniture and Equipment, net	249	152

Demonstration Plant, gross	89,240	128,013
Accumulated Depreciation	(796)	(58,570)
Demonstration Plant, net	88,444	69,443

Construction in Progress	2,854	—

Total Property, Plant and Equipment, net	$91,547	$69,595

Schedule of Asset Retirement Obligations

The following table disaggregates the contents of the Company’s asset retirement obligation included in Property, Plant and equipment, net on the Consolidated Balance Sheets as of December 31, 2022 (Predecessor):

December 31, 2022 (Predecessor)
Asset Retirement Obligation, gross	$2,201
Accumulated Depreciation	(348)
Asset Retirement Obligation, net	$1,853